CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 17,383	$ 12,789
Trade accounts receivable-net of allowances for uncollectible accounts	66,471	65,564
Inventories and supplies	21,660	22,122
Deferred income taxes	9,390	10,841
Funds held for customers	35,720	26,901
Other current assets	20,613	21,282
Total current assets	171,237	159,499
Long-Term Investments (including $2,283 and $2,231, respectively, of investments at fair value)	37,410	39,200
Property, Plant, and Equipment-net of accumulated depreciation	120,221	121,797
Assets Held for Sale	4,527	4,527
Intangibles-net of accumulated amortization	155,112	145,910
Goodwill	725,937	658,666
Other Non-Current Assets	94,247	81,611
Total assets	1,308,691	1,211,210
Current Liabilities:
Accounts payable	60,478	60,640
Accrued liabilities	144,034	156,408
Short-term debt	7,000	26,000
Total current liabilities	211,512	243,048
Long-Term Debt	748,122	742,753
Deferred Income Taxes	46,752	24,800
Other Non-Current Liabilities	76,107	83,399
Commitments and Contingencies (Notes 9, 13, 14 and 17)
Shareholders' Equity:
Common shares $1 par value (authorized: 500,000 shares; outstanding: 2010 - 51,338; 2009 - 51,189)	51,338	51,189
Additional paid-in capital	62,915	58,071
Retained earnings	161,957	60,768
Accumulated other comprehensive loss	(50,012)	(52,818)
Total shareholders' equity	226,198	117,210
Total liabilities and shareholders' equity	$ 1,308,691	$ 1,211,210